Property and Equipment (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Property and Equipment

6. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	As at September 30, 2014	As at December 31, 2013	As at December 31, 2012
	$	$	$
Automobiles and trucks	251,702	278,912	244,944
Machinery and equipment	151,582	151,582	151,582
Furniture and fixtures	138,866	134,763	134,763
Lease improvement	25,434	25,434	25,434
Total costs	567,584	590,691	556,723
Less: Accumulated depreciation	(487,911)	(485,704)	(455,931)
	79,673	104,987	100,792